June 26, 2006	Ryan A. Murr ryan.murr@hellerehrman.com Direct +1.858.450.8425 Direct Fax +1.858.587.5924 Main +1.858.450.8400

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F. Street, N.E.

Washington, D.C. 20549-7010

Attn: Jennifer R. Hardy

Re:	SAIC, Inc.
Registration Statement on Form S-1
File No. 333-128021

Ladies and Gentlemen:

On behalf of SAIC, Inc. (the “Company”), we are concurrently filing herewith Amendment No. 3 to the Company’s Registration Statement on Form S-1 (File No. 333-128021) (the “Amendment”) and will provide separately with a copy of this letter three courtesy copies of the Amendment, marked to show the changes from Amendment No. 2.

To the extent applicable, the Company has addressed in the Amendment all relevant Staff comments issued with respect to Post-Effective Amendment No. 1 to the Company’s Registration Statement on Form S-4 (File No. 333-128022) (the “Form S-4”). Accordingly, the Amendment conforms in all applicable respects to the Form S-4.

If you should have any questions regarding the Amendment, please contact the undersigned at (858) 450-8425.

Sincerely,

/s/ Ryan A. Murr

Ryan A. Murr

Enclosures

cc: Douglas E. Scott Esq., SAIC, Inc.